Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Schedule of Unbilled Receivables, Not Billable at Balance Sheet Date [Table Text Block]
Year ending December 31,	Amount
2020	$(2,330)
2021	(4,657)
2022	(2,893)
2023	(3,903)
2024	(4,786)
2025 and thereafter	(2,186)
Total	$(20,755)

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	December 31, 2019	June 30, 2020
Hires collected in advance	$5,286	$4,902
Charter revenue resulting from varying charter rates	13,034	20,755
Total	$18,320	$25,657
Less current portion	(10,387)	(9,544)
Non-current portion	$7,933	$16,113